Other Consolidated Balance Sheet Components	9 Months Ended
Sep. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Other Consolidated Balance Sheet Components
12.	Other Consolidated Balance Sheet Components

Prepaid expenses and other current assets

Prepaid expenses and other current assets consisted of the following:

	December 31, 2019	September 30, 2020
Prepaid insurance	$1.2	$3.8
Other prepaid expenses (a)	4.9	5.8
Agent and employee loan receivables	0.5	0.4
Taxes receivable	—	2.0
Deferred IPO-related costs (b)	2.0	—
Other current assets	0.2	0.3

Total prepaid expenses and other current assets	$8.8	$12.3

(a)	Other prepaid expenses include prepayments related to information technology, rent, tradeshows and conferences.

(b)

Primarily includes attorney and consulting fees in support of the Company’s IPO, which, at the time of the IPO, were offset against the gross proceeds of the IPO within “Additional paid-in capital” on the unaudited Condensed Consolidated Balance Sheets.

Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consisted of the following:

	December 31, 2019	September 30, 2020
Contingent liabilities related to earnout payments and change of control (a)	$32.3	$0.9
Accrued interest	9.2	4.2
Residuals payable	5.5	7.2
Taxes payable	1.0	0.8
Deferred tenant reimbursement allowance	3.6	3.2
Restructuring accrual	2.9	1.4
Accrued payroll	2.3	3.0
Deferred employer social security tax pursuant to the CARES Act	—	1.3
Other current liabilities	4.1	4.5

Total accrued expenses and other current liabilities	$60.9	$26.5

(a)	Represents contingent liabilities arising from certain past acquisitions. See Note 13 for information on contingent liabilities related to earnout payments and change of control.